Supplemental Cash Flow Disclosures - Non-Cash Transactions (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Conversion of convertible debt to common stock	$ 260,420	$ 924,904	$ 600,000
Common Stock issued for committed equity financing facility	204,015
Warrants issued for loan modification	151,758
Warrants issued for term loan	568,324
Common stock and warrants issued for release of security interest in patents	325,693
Common stock issued for professional services	17,850
Common stock issued for settlement of contingency	39,150
Preferred dividends paid by issuance of stock		82,500	333,556
Accrued dividends on preferred stock		0	346,236
Reclassification of derivative liabilities for modified warrant agreements		0	1,434,322
Discharge of previously deferred financing costs for modified warrant agreements		0	136,543
Derivative liability for embedded conversion option		0	2,085,513
Business combination:
Issuance Of Contingent Consideration		11,109,020	0
Issuance of replacement warrants		1,883,751	0
Common stock issued in satisfaction of subscription receivable		2,790,107	0
Effect of cancellation of escrowed shares		195,132	0
Obligation to issue shares for professional services		30,000	0
Series E Preferred Stock [Member]
Business combination:
Issuance of Series E liability		$ 18,955,742	$ 0